Share-Based Compensation (Details 3) (Imaging Taiwan [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	355,747	1,877,079	1,939,490
Number of Shares, Granted			567,689
Number of Shares, Vested	(181,448)	(699,967)	(601,129)
Number of Shares, Forfeited	(143,160)	(821,365)	(28,971)
Number of Shares, Balance	31,139	355,747	1,877,079
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Granted			$ 0.72
Weighted Average Grant Date Fair Value, Vested	$ 0.72	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Forfeited	$ 0.72	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72	$ 0.72